Property, Plant and Equipment (Details) - Schedule of property, plant and equipment - GBP (£) £ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Property, Plant and Equipment (Details) - Schedule of property, plant and equipment [Line Items]
Net book value	£ 180,955	£ 35,214	£ 2,025
Additions	25,261	20,398
Disposals	(5,940)	(1,387)
Freehold property [Member]
Property, Plant and Equipment (Details) - Schedule of property, plant and equipment [Line Items]
Net book value	30,828	14,907
Leasehold improvements [Member]
Property, Plant and Equipment (Details) - Schedule of property, plant and equipment [Line Items]
Net book value	25,321	13,068	1,137
Fixtures and fittings [Member]
Property, Plant and Equipment (Details) - Schedule of property, plant and equipment [Line Items]
Net book value	8,667	3,534	649
Additions
Disposals
Computer equipment [Member]
Property, Plant and Equipment (Details) - Schedule of property, plant and equipment [Line Items]
Net book value	2,855	430	200
Subscription vehicles [Member]
Property, Plant and Equipment (Details) - Schedule of property, plant and equipment [Line Items]
Net book value	99,593
Other motor vehicles [Member]
Property, Plant and Equipment (Details) - Schedule of property, plant and equipment [Line Items]
Net book value	10,140	2,667	39
Plant and machinery [member]
Property, Plant and Equipment (Details) - Schedule of property, plant and equipment [Line Items]
Net book value	3,551	608
Accumulated depreciation [Member]
Property, Plant and Equipment (Details) - Schedule of property, plant and equipment [Line Items]
Balance beginning	(1,343)	(199)
Depreciation charge for the year		(1,265)	(14,682)
Disposals		121	1,244
Transfers			(23)
FX revaluation			(4)
Balance ending	(14,808)	(1,343)	(199)
Accumulated depreciation [Member] | Freehold property [Member]
Property, Plant and Equipment (Details) - Schedule of property, plant and equipment [Line Items]
Balance beginning
Depreciation charge for the year
Disposals
Transfers
FX revaluation
Balance ending
Accumulated depreciation [Member] | Leasehold improvements [Member]
Property, Plant and Equipment (Details) - Schedule of property, plant and equipment [Line Items]
Balance beginning	(634)	(54)
Depreciation charge for the year		(620)	(4,247)
Disposals		40
Transfers
FX revaluation
Balance ending	(4,881)	(634)	(54)
Accumulated depreciation [Member] | Fixtures and fittings [Member]
Property, Plant and Equipment (Details) - Schedule of property, plant and equipment [Line Items]
Balance beginning	(415)	(109)
Depreciation charge for the year		(331)	(1,495)
Disposals		25
Transfers
FX revaluation
Balance ending	(1,910)	(415)	(109)
Accumulated depreciation [Member] | Computer equipment [Member]
Property, Plant and Equipment (Details) - Schedule of property, plant and equipment [Line Items]
Balance beginning	(168)	(35)
Depreciation charge for the year		(154)	(830)
Disposals		21
Transfers
FX revaluation
Balance ending	(998)	(168)	(35)
Accumulated depreciation [Member] | Subscription vehicles [Member]
Property, Plant and Equipment (Details) - Schedule of property, plant and equipment [Line Items]
Balance beginning
Depreciation charge for the year			(5,938)
Disposals			1,244
Transfers			43
FX revaluation			(4)
Balance ending	(4,655)
Accumulated depreciation [Member] | Other motor vehicles [Member]
Property, Plant and Equipment (Details) - Schedule of property, plant and equipment [Line Items]
Balance beginning	(75)	(1)
Depreciation charge for the year		(81)	(1,630)
Disposals		7
Transfers			(66)
FX revaluation
Balance ending	(1,771)	(75)	(1)
Accumulated depreciation [Member] | Plant and machinery [member]
Property, Plant and Equipment (Details) - Schedule of property, plant and equipment [Line Items]
Balance beginning	(51)
Depreciation charge for the year		(79)	(542)
Disposals		28
Transfers
FX revaluation
Balance ending	(593)	(51)
Cost [Member]
Property, Plant and Equipment (Details) - Schedule of property, plant and equipment [Line Items]
Balance beginning	36,557	2,244
Additions		17,741	111,009
Acquisition of a subsidiary		20,391	50,838
Disposals		(3,799)	(983)
Transfers			(922)
FX revaluation			(736)
Balance ending	195,763	36,557	2,244
Cost [Member] | Freehold property [Member]
Property, Plant and Equipment (Details) - Schedule of property, plant and equipment [Line Items]
Balance beginning	14,907
Additions
Acquisition of a subsidiary		14,907	15,921
Disposals
Transfers
FX revaluation
Balance ending	30,828	14,907
Cost [Member] | Leasehold improvements [Member]
Property, Plant and Equipment (Details) - Schedule of property, plant and equipment [Line Items]
Balance beginning	13,702	1,191
Additions		11,784	12,419
Acquisition of a subsidiary		2,576	4,081
Disposals		(1,849)
Transfers
FX revaluation
Balance ending	30,202	13,702	1,191
Cost [Member] | Fixtures and fittings [Member]
Property, Plant and Equipment (Details) - Schedule of property, plant and equipment [Line Items]
Balance beginning	3,949	758
Additions		2,892	5,210
Acquisition of a subsidiary		1,375	1,418
Disposals		(1,076)
Transfers
FX revaluation
Balance ending	10,577	3,949	758
Cost [Member] | Computer equipment [Member]
Property, Plant and Equipment (Details) - Schedule of property, plant and equipment [Line Items]
Balance beginning	598	235
Additions		363	2,245
Acquisition of a subsidiary		252	1,013
Disposals		(252)	(3)
Transfers
FX revaluation
Balance ending	3,853	598	235
Cost [Member] | Subscription vehicles [Member]
Property, Plant and Equipment (Details) - Schedule of property, plant and equipment [Line Items]
Balance beginning
Additions			82,314
Acquisition of a subsidiary			25,346
Disposals			(963)
Transfers			(1,713)
FX revaluation			(736)
Balance ending	104,248
Cost [Member] | Other motor vehicles [Member]
Property, Plant and Equipment (Details) - Schedule of property, plant and equipment [Line Items]
Balance beginning	2,742	40
Additions		2,702	8,011
Acquisition of a subsidiary		116	367
Disposals		(116)
Transfers			791
FX revaluation
Balance ending	11,911	2,742	40
Cost [Member] | Plant and machinery [member]
Property, Plant and Equipment (Details) - Schedule of property, plant and equipment [Line Items]
Balance beginning	659
Additions			810
Acquisition of a subsidiary		1,165	2,692
Disposals		(506)	(17)
Transfers
FX revaluation
Balance ending	£ 4,144	£ 659